Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen
	2017		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥5,780,340	¥5,780,340	¥9,288,208	¥9,288,208
Not practicable	2,144,574	-	2,086,234	-
Noncurrent refundable insurance policies (other assets)	211,526	211,526	272,610	272,610
Long-term borrowings	8,500,000	8,485,311	15,500,000	15,437,103
Long-term accounts payable (other noncurrent liabilities)	1,468,183	1,466,952	896,810	895,770